UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06303

        Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 3.2% (2.1% of Total Investments)
$ 3,500	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds,	6/08 at 102.00	AAA	$3,631,460
	Series 1998, 5.200%, 6/01/24 – MBIA Insured
	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A:
7,475	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	8,064,030
6,340	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	6,825,961
6,970	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	7,519,236

24,285	Total Alabama			26,040,687

	Alaska – 0.8% (0.5% of Total Investments)
6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	6,270,815
	12/01/27 – FGIC Insured

	Arizona – 1.8% (1.2% of Total Investments)
5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	5,515,315
	Project, Series 2003A, 5.000%, 7/01/28 – MBIA Insured
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	AAA	1,098,970
	FGIC Insured
8,010	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	8,321,269
	Revenue Refunding Bonds, Series 2002A, 5.125%, 1/01/27

14,360	Total Arizona			14,935,554

	Arkansas – 0.9% (0.6% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Stttlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aaa	571,725
17,300	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aaa	2,364,910
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aaa	4,126,560
	5.000%, 11/01/34 – MBIA Insured

23,800	Total Arkansas			7,063,195

	California – 7.6% (5.0% of Total Investments)
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	Aaa	1,111,970
	5/01/17 (Pre-refunded 5/01/12)
6,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	6,051,660
	Health System/West, Series 2003A, 5.000%, 3/01/33
3,450	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,537,354
	Institutes, Series 2001, 5.250%, 10/01/34
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	1,398,447
	Health System, Series 2005A, 5.250%, 7/01/30
14,600	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A+	15,237,874
5,000	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.600%, 12/01/32	12/06 at 100.00	AA–	5,064,900
	(Alternative Minimum Tax)
10,000	California, Various Purpose General Obligation Bonds, Series 1999, 4.750%, 4/01/29 –	4/09 at 101.00	AAA	10,033,800
	MBIA Insured
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	AAA	8,654,445
	1995A, 5.000%, 1/01/35 – MBIA Insured
30,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	7,420,500
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	AAA	1,525,800
	Project, Series 2002, 5.000%, 8/01/32 – MBIA Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	934,950
	2006C, 0.000%, 9/01/30 – MBIA Insured
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	1,527,705
	Bonds, Series 2005A-1, 5.500%, 6/01/45

85,910	Total California			62,499,405

	Colorado – 5.1% (3.3% of Total Investments)
10,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	10,523,200
	5.625%, 11/15/23 – AMBAC Insured (Alternative Minimum Tax)
12,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A, 4.750%,	9/07 at 101.00	AAA	12,098,760
	9/01/23 – MBIA Insured
5,385	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AAA	2,048,831
	9/01/26 – MBIA Insured
14,400	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17	9/10 at 65.63	AAA	8,026,272
	(Pre-refunded 9/01/10) – MBIA Insured
8,740	Larimer County School District R1, Poudre, Colorado, General Obligation Bonds, Series 2000,	12/10 at 100.00	AAA	9,207,503
	5.125%, 12/15/19 (Pre-refunded 12/15/10) – FGIC Insured

50,525	Total Colorado			41,904,566

	Connecticut – 0.6% (0.4% of Total Investments)
4,395	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/17 (Pre-refunded	8/11 at 100.00	AAA	4,715,923
	8/15/11) – FGIC Insured

	District of Columbia – 0.6% (0.4% of Total Investments)
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AAA	5,175,350
	Revenue Bonds, Series 1998, 5.250%, 10/01/17 – AMBAC Insured

	Florida – 1.0% (0.6% of Total Investments)
2,250	Dade County, Florida, Water and Sewerage System Revenue Bonds, Series 1997, 5.375%, 10/01/16 –	10/07 at 102.00	AAA	2,331,968
	FGIC Insured
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A+ (4)	5,549,800
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)

7,250	Total Florida			7,881,768

	Hawaii – 1.3% (0.9% of Total Investments)
10,000	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B,	7/10 at 101.00	AAA	10,691,300
	5.750%, 7/01/21 – FGIC Insured

	Illinois – 13.7% (8.9% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Revenues, Series 2001C:
1,000	5.500%, 12/01/18 (Pre-refunded 12/01/11) – FSA Insured	12/11 at 100.00	AAA	1,081,220
3,690	5.000%, 12/01/19 (Pre-refunded 12/01/11) – FSA Insured	12/11 at 100.00	AAA	3,901,400
3,000	5.000%, 12/01/20 (Pre-refunded 12/01/11) – FSA Insured	12/11 at 100.00	AAA	3,171,870
2,000	5.000%, 12/01/21 (Pre-refunded 12/01/11) – FSA Insured	12/11 at 100.00	AAA	2,114,580
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 – FGIC Insured	No Opt. Call	AAA	6,611,302
4,400	0.000%, 12/01/15 – FGIC Insured	No Opt. Call	AAA	2,945,096
32,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/32 –	No Opt. Call	AAA	9,592,892
	FGIC Insured
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A:
680	6.000%, 1/01/28 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AAA	740,200
4,320	6.000%, 1/01/28 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AAA	4,702,450
6,380	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 – AMBAC Insured	7/12 at 100.00	AAA	6,680,434
70	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 (Pre-refunded	7/12 at 100.00	AAA	74,316
	7/01/12) – AMBAC Insured
5,045	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.750%, 1/01/30 –	1/10 at 101.00	AAA	5,363,239
	FGIC Insured
12,750	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 – MBIA Insured	1/09 at 101.00	AAA	12,924,802
	(Alternative Minimum Tax)
	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2000:
8,000	5.750%, 1/01/25 (Pre-refunded 1/01/10) – MBIA Insured	1/10 at 101.00	AAA	8,564,160
7,750	6.000%, 1/01/30 (Pre-refunded 1/01/10) – MBIA Insured	1/10 at 101.00	AAA	8,358,065
	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational
	Advancement Foundation Fund, University Center Project, Series 2002:
3,000	6.625%, 5/01/17	5/12 at 101.00	Baa3	3,327,030
1,800	6.000%, 5/01/22	5/12 at 101.00	Baa3	1,934,568
1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	Aaa	1,095,350
	Kankakee County, Series 2005B, 5.000%, 12/01/20 – AMBAC Insured
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+	5,282,950
	5.500%, 8/15/43
10,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	AAA	10,720,300
	2/15/30 – AMBAC Insured (ETM)
2,385	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House	9/06 at 100.00	A	2,387,600
	of Maywood Development, Series 1992, 7.000%, 9/01/18
5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.450%, 12/01/21 –	12/10 at 100.00	AAA	5,277,000
	MBIA Insured
3,040	Joliet Regional Port District, Illinois, Airport Facilities Revenue Bonds, Lewis University	7/07 at 103.00	N/R (4)	3,160,141
	Airport, Series 1997A, 7.250%, 7/01/18 (Pre-refunded 7/01/07) (Alternative Minimum Tax)
2,270	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,326,228
	Project, Series 2002A, 5.000%, 12/15/28 – MBIA Insured

134,700	Total Illinois			112,337,193

	Indiana – 2.4% (1.6% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AAA	2,109,080
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
3,240	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	AAA	3,468,161
	Series 2002, 5.625%, 7/01/19 – AMBAC Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AAA	2,463,984
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
5,125	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	12/06 at 100.00	A	5,218,275
	Company, Series 1995A, 6.625%, 12/01/24 – ACA Insured
6,540	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/08 at 101.00	AAA	6,450,925
	1998A, 4.625%, 8/15/28 – MBIA Insured

19,305	Total Indiana			19,710,425

	Iowa – 2.0% (1.3% of Total Investments)
8,585	Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa Health System, Series 1998A,	7/08 at 102.00	AAA	8,965,058
	5.125%, 1/01/28 (Pre-refunded 7/01/08) – MBIA Insured
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	7,205,520
	5.625%, 6/01/46

15,585	Total Iowa			16,170,578

	Kansas – 0.8% (0.5% of Total Investments)
4,585	Johnson County Unified School District 232, Kansas, General Obligation Bonds, Series 2000,	9/10 at 100.00	Aaa	4,750,794
	4.750%, 9/01/19 (Pre-refunded 9/01/10) – FSA Insured
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,839,215
	5.300%, 6/01/31 – MBIA Insured

6,335	Total Kansas			6,590,009

	Kentucky – 0.3% (0.1% of Total Investments)
2,500	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 74, Series	2/12 at 100.00	AAA	2,686,325
	2002, 5.375%, 2/01/18 (Pre-refunded 2/01/12) – FSA Insured

	Louisiana – 2.1% (1.4% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AAA	11,380,400
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – FSA Insured
5,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.000%,	7/12 at 100.00	AAA	5,582,720
	7/01/32 – AMBAC Insured

15,500	Total Louisiana			16,963,120

	Massachusetts – 8.1% (5.3% of Total Investments)
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	8,612,385
	Institute of Technology, Series 2002K, 5.500%, 7/01/32
6,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	6,177,540
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
13,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/07 at 102.00	AAA	13,674,015
	1997A, 5.000%, 1/01/37 – MBIA Insured
13,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 101.00	AAA	13,621,635
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured
1,375	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	8/09 at 101.00	AAA	1,464,045
	Series 1999A, 5.750%, 8/01/29 (Pre-refunded 8/01/09)
5,570	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	8/09 at 101.00	AAA	5,898,964
	Series 1999A, 5.750%, 8/01/29
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	AAA	10,801,400
	(Pre-refunded 8/01/10) – FGIC Insured
5,730	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/10 at 100.00	AAA	6,056,381
	2000-2, 5.250%, 11/01/20 (Pre-refunded 11/01/10) – AMBAC Insured

63,080	Total Massachusetts			66,306,365

	Michigan – 2.1% (1.4% of Total Investments)
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	5,135,550
	7/01/35 – MBIA Insured
3,790	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	3,947,702
	Series 2005, 5.000%, 6/01/20 – FSA Insured
7,425	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/09 at 101.00	A1 (4)	7,994,275
	Series 1999A, 6.000%, 11/15/24 (Pre-refunded 11/15/09)

16,215	Total Michigan			17,077,527

	Minnesota – 1.6% (1.1% of Total Investments)
	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A:
1,930	6.000%, 10/01/20 (Pre-refunded 10/01/10)	10/10 at 100.00	A3 (4)	2,093,239
2,685	6.000%, 10/01/25 (Pre-refunded 10/01/10)	10/10 at 100.00	A3 (4)	2,912,097
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	5,125,260
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/08 at 101.00	AAA	3,039,780
	Series 1998A, 5.000%, 1/01/30 – AMBAC Insured

11,270	Total Minnesota			13,170,376

	Mississippi – 0.5% (0.3% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,882,350
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
2,500	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Forrest County General	1/11 at 101.00	Aaa	2,618,275
	Hospital, Series 2000, 5.500%, 1/01/27 – FSA Insured

4,375	Total Mississippi			4,500,625

	Missouri – 1.5% (1.0% of Total Investments)
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AAA	5,245,050
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
2,400	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,489,928
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/23 – FSA Insured
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	AAA	4,508,602
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured

32,750	Total Missouri			12,243,580

	Nebraska – 0.2% (0.1% of Total Investments)
555	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995A,	9/06 at 100.75	AAA	556,116
	6.800%, 3/01/35 (Alternative Minimum Tax)
995	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995B,	9/06 at 100.75	AAA	996,771
	6.450%, 3/01/35 (Alternative Minimum Tax)

1,550	Total Nebraska			1,552,887

	Nevada – 7.5% (4.9% of Total Investments)
	Clark County School District, Nevada, General Obligation Bonds, Series 2002C:
34,470	5.000%, 6/15/20 (Pre-refunded 6/15/12) – MBIA Insured	6/12 at 100.00	AAA	36,580,597
12,150	5.000%, 6/15/21 (Pre-refunded 6/15/12) – MBIA Insured	6/12 at 100.00	AAA	12,893,945
10,380	5.000%, 6/15/22 (Pre-refunded 6/15/12) – MBIA Insured	6/12 at 100.00	AAA	11,015,567
1,275	Nevada, General Obligation Refunding Bonds, Municipal Bond Bank Projects 65 and R-6, Series	5/08 at 100.00	AAA	1,292,544
	1998, 5.000%, 5/15/22 – MBIA Insured

58,275	Total Nevada			61,782,653

	New Jersey – 5.6% (3.6% of Total Investments)
1,090	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	12/06 at 100.00	Baa3	1,100,366
	Resource Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10
1,000	New Jersey Building Authority, State Building Revenue Bonds, Series 2002A, 5.000%, 12/15/21	12/12 at 100.00	AAA	1,066,430
	(Pre-refunded 12/15/12) – FSA Insured
2,150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB–	2,366,698
	Obligated Group, Series 2000, 7.500%, 7/01/30
2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B,	12/11 at 100.00	AAA	2,240,278
	6.000%, 12/15/19 (Pre-refunded 12/15/11) – MBIA Insured
3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,510,944
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AAA	4,883,600
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AAA	4,654,800
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
2,635	5.750%, 6/01/32	6/12 at 100.00	BBB	2,757,448
1,000	6.125%, 6/01/42	6/12 at 100.00	BBB	1,062,720
19,485	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	21,873,471
	Series 2003, 6.750%, 6/01/39

72,585	Total New Jersey			45,516,755

	New Mexico – 0.8% (0.5% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,395,682
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)

	New York – 19.1% (12.5% of Total Investments)
60	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/07 at 102.00	AA–	61,721
	Services Facilities, Series 1997A, 5.750%, 2/15/27
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 1997A:
115	5.750%, 2/15/27 (Pre-refunded 2/15/07)	2/07 at 102.00	AA– (4)	118,559
4,825	5.750%, 2/15/27 (Pre-refunded 2/15/07)	2/07 at 102.00	AA– (4)	4,974,334
165	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/10 at 100.00	AAA	175,730
	Services Facilities, Series 2000B, 6.000%, 2/15/30 – MBIA Insured
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000B:
1,005	6.000%, 2/15/30 (Pre-refunded 2/15/10) – MBIA Insured	2/10 at 100.00	AAA	1,080,827
8,830	6.000%, 2/15/30 (Pre-refunded 2/15/10) – MBIA Insured	2/10 at 100.00	AAA	9,496,224
275	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/08 at 101.00	AAA	280,668
	Series 1998, 5.000%, 7/01/28 – MBIA Insured
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	2,429,933
	Medicine, Series 1994A, 5.150%, 7/01/24 – MBIA Insured
1,900	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	2,033,285
	Group, Series 2000A, 6.500%, 7/01/25
20,000	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	21,853,200
	Asset-Backed Bonds, Series 2000, 6.125%, 7/15/30 (Pre-refunded 7/15/10)
1,130	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A– (4)	1,216,287
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
15,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2000A,	4/10 at 100.00	AAA	16,169,250
	6.000%, 4/01/30 (Pre-refunded 4/01/10) – FGIC Insured
12,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	13,526,250
	Series 1999A, 6.400%, 7/15/33 (Pre-refunded 7/15/09)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000B:
8,035	5.750%, 11/15/19 (Pre-refunded 5/15/10)	5/10 at 101.00	AAA	8,686,237
2,065	5.750%, 11/15/19 (Pre-refunded 5/15/10)	5/10 at 101.00	AAA	2,232,368
380	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/07 at 101.00	AA–	391,681
5,620	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/07 at 101.00	AA– (4)	5,812,485
	(Pre-refunded 8/01/07)
7,600	New York City, New York, General Obligation Bonds, Fiscal Series 1997M, 5.500%, 6/01/17 –	6/07 at 101.00	AAA	7,781,716
	AMBAC Insured
7,200	New York City, New York, General Obligation Bonds, Fiscal Series 1997M, 5.500%, 6/01/17	6/07 at 101.00	AAA	7,381,512
	(Pre-refunded 6/01/07) – AMBAC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
950	5.000%, 8/01/17	8/12 at 100.00	AA–	985,606
10,545	5.750%, 8/01/18	8/12 at 100.00	AA–	11,421,395
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA–	5,453,750
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Bonds, Series 2001C:
6,035	5.000%, 6/15/20	6/11 at 100.00	AAA	6,312,007
6,575	5.000%, 6/15/22	6/11 at 100.00	AAA	6,851,347
2,810	Penfield-Crown Oak Housing Development Corporation, New York, FHA-Insured Section 8 Assisted	8/06 at 100.00	AAA	2,817,025
	Multifamily Mortgage Revenue Refunding Bonds, Crown Oak Estates, Series 1991A, 7.350%, 8/01/23
13,620	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	11/12 at 101.00	AAA	14,275,531
	Twenty-Eighth Series 2002, 5.000%, 11/01/20 – FSA Insured
2,250	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A,	1/08 at 100.00	A3	2,286,720
	5.250%, 7/01/21

146,740	Total New York			156,105,648

	North Carolina – 2.6% (1.7% of Total Investments)
665	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	12/08 at 101.00	AAA	667,673
	Series 1998A, 4.750%, 12/01/28 – MBIA Insured
12,405	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	12/08 at 101.00	AAA	12,802,704
	Series 1998A, 4.750%, 12/01/28 (Pre-refunded 12/01/08) – MBIA Insured
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	7,953,375
	1/01/19 – MBIA Insured

20,570	Total North Carolina			21,423,752

	Ohio – 2.2% (1.5% of Total Investments)
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002:
2,165	5.250%, 6/01/19 – FSA Insured	12/12 at 100.00	AAA	2,308,107
2,600	5.250%, 6/01/21 – FSA Insured	12/12 at 100.00	AAA	2,760,680
2,000	5.000%, 12/01/22 – FSA Insured	12/12 at 100.00	AAA	2,079,260
11,150	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	11,240,538
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

17,915	Total Ohio			18,388,585

	Oklahoma – 6.8% (4.4% of Total Investments)
17,510	Pottawatomie County Home Finance Authority, Oklahoma, Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	20,487,225
	Series 1991A, 8.625%, 7/01/10 (ETM)
11,750	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	6/09 at 100.00	B	11,851,168
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)
23,005	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B	23,096,560
	Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

52,265	Total Oklahoma			55,434,953

	Oregon – 0.4% (0.2% of Total Investments)
3,000	Deschutes County School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series	6/11 at 100.00	Aaa	3,226,830
	2001A, 5.500s%, 6/15/18 (Pre-refunded 6/15/11) – FSA Insured

	Pennsylvania – 3.8% (2.5% of Total Investments)
4,780	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	5,038,311
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10
	(Alternative Minimum Tax)
2,275	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware	8/06 at 100.00	AAA	2,290,311
	Valley Medical Center, Series 1992, 7.000%, 8/01/22
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	2,813,590
	AMBAC Insured
7,800	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	7,987,278
	5.000%, 8/01/32 – FSA Insured
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B:
6,000	5.625%, 8/01/19 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	6,574,140
5,500	5.625%, 8/01/20 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	6,026,295

28,955	Total Pennsylvania			30,729,925

	Puerto Rico – 1.5% (1.0% of Total Investments)
5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – FSA Insured	8/12 at 100.00	AAA	5,171,100
1,500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB	1,532,925
	Bonds, Series 2002D, 5.125%, 7/01/20
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	BBB	1,630,650
3,985	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	4,080,122
	Series 2002, 5.375%, 5/15/33

11,985	Total Puerto Rico			12,414,797

	South Carolina – 9.1% (6.0% of Total Investments)
24,725	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	27,169,314
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
	Horry County School District, South Carolina, General Obligation Bonds, Series 2001A:
5,840	5.000%, 3/01/20	3/12 at 100.00	Aa1	6,081,075
5,140	5.000%, 3/01/21	3/12 at 100.00	Aa1	5,344,932
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
5,240	5.250%, 8/15/20 – MBIA Insured	8/14 at 100.00	AAA	5,558,749
3,000	5.250%, 2/15/24 – MBIA Insured	8/14 at 100.00	AAA	3,161,700
13,615	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue Bonds, Series 2001B,	10/11 at 100.00	Aaa	14,238,703
	5.125%, 10/01/21 – AMBAC Insured
12,305	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	13,192,314
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28

69,865	Total South Carolina			74,746,787

	Tennessee – 1.6% (1.1% of Total Investments)
3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Baa3	3,243,390
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
7,415	Memphis, Tennessee, General Improvement Bonds, Series 2002, 5.000%, 11/01/20	11/10 at 101.00	A1	7,697,734
2,265	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-2B, 6.350%,	7/10 at 100.00	AA	2,312,384
	1/01/31 (Alternative Minimum Tax)

12,680	Total Tennessee			13,253,508

	Texas – 17.7% (11.6% of Total Investments)
1,000	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	11/11 at 100.00	AAA	1,069,010
	Series 2001, 5.375%, 11/01/16 – FSA Insured
6,500	Bell County Health Facilities Development Corporation, Texas, Retirement Facility Revenue	11/08 at 101.00	A–	6,593,600
	Bonds, Buckner Retirement Services Inc. Obligated Group, Series 1998, 5.250%, 11/15/19
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/36 at 100.00	Baa2	11,869,410
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
5,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	5,580,905
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
5,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	5,314,050
	Series 2001A, 5.625%, 11/01/21 – FGIC Insured (Alternative Minimum Tax)
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	2,551,075
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AAA	2,798,685
	5.250%, 11/15/30 – MBIA Insured
22,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2000B,	12/10 at 100.00	AAA	23,767,875
	5.250%, 12/01/30 (Pre-refunded 12/01/10) – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 33.33	AAA	1,321,440
	Bonds, Series 2006, 0.000%, 8/15/34
	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health
	System, Series 1998:
4,900	5.250%, 7/01/15	7/08 at 101.00	AA–	5,030,634
8,495	5.250%, 7/01/16	7/08 at 101.00	AA–	8,725,469
17,655	Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Houston Industries	11/08 at 102.00	AAA	18,189,593
	Inc., Series 1998B, 5.150%, 11/01/29 – MBIA Insured
7,650	Port of Corpus Christi Authority, Nueces County, Texas, Revenue Refunding Bonds, Union Pacific	11/06 at 101.00	BBB	7,741,341
	Corporation, Series 1992, 5.350%, 11/01/10
2,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	2,144,860
	2002A, 5.750%, 10/01/21 – RAAI Insured
14,680	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	15,529,972
	1999, 5.800%, 8/15/29 (Pre-refunded 8/15/09)
11,300	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	2/17 at 100.00	AAA	12,008,849
	2/01/17 (ETM)
3,750	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	3,895,575
	Refunding Bonds, Series 2001, 5.125%, 2/01/23
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/38	8/15 at 30.30	AAA	1,742,925
9,110	0.000%, 8/15/39	8/15 at 28.63	AAA	1,645,266
6,610	0.000%, 8/15/42	8/15 at 24.42	AAA	1,017,147
7,110	0.000%, 8/15/43	8/15 at 23.11	AAA	1,035,358
5,000	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AAA	5,171,900
	Series 2001, 5.000%, 8/01/22 – AMBAC Insured

170,325	Total Texas			144,744,939

	Utah – 1.6% (1.1% of Total Investments)
5,800	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project,	8/06 at 101.00	BB–	5,846,864
	Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)
7,155	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AAA	7,375,302
	5.000%, 4/01/25 – FSA Insured

12,955	Total Utah			13,222,166

	Virginia – 2.1% (1.4% of Total Investments)
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Refunding Bonds, Series 2001B, 5.125%,	7/11 at 100.00	AAA	4,065,640
	7/01/31 – FGIC Insured (Alternative Minimum Tax)
11,040	Suffolk Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue	7/31 at 100.00	Aaa	11,404,982
	Refunding Bonds, Windsor at Potomac Vista L.P. Project, Series 2001, 4.850%, 7/01/31
	(Mandatory put 7/01/11)
665	Virginia Housing Development Authority, Rental Housing Bonds, Series 1999F, 5.000%, 5/01/15	5/09 at 101.00	AA+	678,519
	(Alternative Minimum Tax)
	Virginia Resources Authority, Water System Revenue Refunding Bonds, Series 2002:
500	5.000%, 4/01/18	4/12 at 102.00	AA	528,510
500	5.000%, 4/01/19	4/12 at 102.00	AA	526,950

16,705	Total Virginia			17,204,601

	Washington – 10.8% (7.1% of Total Investments)
4,185	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric,	9/06 at 106.00	AA (4)	4,452,547
	Series 1986, 8.750%, 9/01/18 (Pre-refunded 9/01/06)
6,750	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	7,167,555
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – FSA Insured
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,723,575
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – MBIA Insured	8/10 at 100.00	AAA	7,307,300
	(Alternative Minimum Tax)
13,400	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.400%, 12/01/25	12/10 at 100.00	Aa3	14,026,986
9,440	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/18	1/11 at 101.00	AAA	10,267,605
	(Pre-refunded 1/01/11) – FSA Insured
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AAA	4,856,300
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
3,385	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	3,690,902
	Series 2002, 6.500%, 6/01/26
18,145	Washington, General Obligation Bonds, Series 2001-02A, 5.000%, 7/01/23 – FSA Insured	7/11 at 100.00	AAA	18,748,140
	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C:
7,000	5.000%, 1/01/21 – FSA Insured	1/12 at 100.00	AAA	7,254,450
7,960	5.000%, 1/01/22 – FSA Insured	1/12 at 100.00	AAA	8,236,132

84,715	Total Washington			88,731,492

	Wisconsin – 1.4% (0.9% of Total Investments)
190	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	202,018
	Bonds, Series 2002, 6.125%, 6/01/27
7,545	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/08 at 102.00	AAA	7,922,552
	Series 1997A, 5.450%, 9/01/14 – AMBAC Insured
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	3,201,390
	Series 2004, 5.750%, 5/01/29
535	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A,	1/07 at 100.00	AA	535,765
	6.850%, 11/01/12

11,270	Total Wisconsin			11,861,725

$ 1,351,530	Total Investments (cost $1,175,564,817) – 152.8%			1,251,672,371

	Other Assets Less Liabilities – 2.4%			19,450,332

	Preferred Shares, at Liquidation Value – (55.2)%			(452,000,000)

	Net Assets Applicable to Common Shares – 100%			$819,122,703

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by
Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $1,175,273,997.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$77,715,217
Depreciation	(1,316,843)

Net unrealized appreciation (depreciation) of investments	$76,398,374

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.